Financial Instruments (Details 5) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	$ 421,051	$ 9,838,420
Market securities and investments in other companies	11,956,585	14,013,076
Total other financial assets	82,712,237	55,103,591
Derivative financial instruments	3,753,264	411,954
Derivatives designated as hedges	70,334,601	31,252,095
Derivatives designated as hedges	13,789,496	8,813,456
Total financial derivative liabilities	17,542,760	9,225,410
Fair value hierarchyLevel 1 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	0	0
Market securities and investments in other companies	11,956,585	14,013,076
Total other financial assets	11,956,585	14,013,076
Derivative financial instruments	0	0
Derivatives designated as hedges	0	0
Derivatives designated as hedges	0	0
Total financial derivative liabilities	0	0
Fair value hierarchyLevel 2 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	421,051	9,838,420
Market securities and investments in other companies	0	0
Total other financial assets	70,755,652	41,090,515
Derivative financial instruments	3,753,264	411,954
Derivatives designated as hedges	70,334,601	31,252,095
Derivatives designated as hedges	13,789,496	8,813,456
Total financial derivative liabilities	17,542,760	9,225,410
Fair value hierarchyLevel 3 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	0	0
Market securities and investments in other companies	0	0
Total other financial assets	0	0
Derivative financial instruments	0	0
Derivatives designated as hedges	0	0
Derivatives designated as hedges	0	0
Total financial derivative liabilities	$ 0	$ 0